REVENUE RECOGNITION (Tables)	6 Months Ended
Jun. 30, 2017
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [TextBlock]
Sales reserves and allowances consisted of the following:
	June 30,	December 31,
	2017	2016

	U.S. $ in millions
Rebates	$2,998	$3,482
Medicaid	1,925	1,729
Chargebacks	1,610	1,584
Returns	820	844
Other	212	200
	$7,565	$7,839